6. NOTES PAYABLE (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 02, 2019	Jul. 31, 2020	Oct. 31, 2020	Jul. 31, 2019
Accrued interest		$ 14,736	$ 21,326	$ 0
OZ Corporation [Member]
Short term financing	$ 147,513
Interest rate	6.00%
Repayment to related party debt		18,316
Accrued interest		14,736	21,326
Promissory note payable		$ 324,278	$ 529,278